Cover	Sep. 20, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 20, 2023
Entity File Number	333-264576
Entity Registrant Name	Sprott ESG Gold ETF
Entity Central Index Key	0001837824
Entity Tax Identification Number	86-6647708
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	320 Post Road
Entity Address, Address Line Two	Suite 230
Entity Address, City or Town	Darien
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06820
City Area Code	(203)
Local Phone Number	636-0977
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Units of Beneficial Interest
Trading Symbol	SESG
Security Exchange Name	NYSEArca
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false